July 2, 1997

                      Tax-Free Pennsylvania Fund

          Supplement to Statement of Additional Information
                         Dated April 29, 1997


     The following replaces average annual total return and cumulative total return information for Class A Shares at offer in the section of the Statement of Additional
  Information entitled Performance Information:

    Average Annual Total Return         Cumulative Total Return

                   Class A                         Class A
                  Shares(1)                       Shares(1)
                 (at Offer)                      (at Offer)
  1 year ended                3 months ended
  2/28/97           0.44%     2/28/97              (3.46%)

  3 years ended               6 months ended
  2/28/97           3.70%     2/28/97               0.49%

  5 years ended               9 months ended
  2/28/97           5.92%     2/28/97               2.03%

  10 years ended              1 year ended
  2/28/97           6.49%     2/28/97               0.44%

  15 years ended              3 years ended
  2/28/97           8.88%     2/28/97              11.51%

  Period 3/23/77(2)           5 years ended
  through 2/28/97   6.44%     2/28/97              33.31%

                              10 years ended
                              2/28/97              87.49%

                              15 years ended
                              2/28/97             216.73%

                              Period 3/23/77(2)
                              through 2/28/97     247.40%

    (1) Performance figures for periods after May 31, 1992 reflect applicable Rule 12b-1 distribution expenses. Future performance will be affected by such expenses. Effective June 9, 1997, the maximum front-end sales charge was reduced from 4.75% to 3.75%. The above performance numbers are calculated using 3.75% as the applicable sales charge for all time periods, and are more favorable than they would have been had they been calculated using the former front-end sales charges.

  (2)   Date of initial public offering of Class A Shares.


     The following replaces yield for Class A Shares in the section of the Statement of Additional Information entitled
  Performance Information:

     The 30-day yield of Class A Shares as of February 28, 1997 was 4.72%. For the 30-day period ended February 28, 1997, the tax-equivalent yield of Class A Shares was 6.84%, assuming a federal income tax rate of 31%. Yield has been calculated using the new maximum front-end sales charge in effect on June 9, 1997 described above.